Related Party Disclosures (Tables)	12 Months Ended
Jun. 30, 2023
Related party transactions [abstract]
Summary of Consolidated Financial Statements Include Financial Statements of Opthea Limited and Subsidiaries

The consolidated financial statements include the financial statements of Opthea Limited and its subsidiaries in the following table:

	Parent entity % equity interest
	June 30, 2023	June 30, 2022	June 30, 2021
	%	%	%
Vegenics Pty Ltd[1]	100	100	100
Opthea US Inc[2]	100	100	100

(1) Opthea Limited is the ultimate parent entity. Vegenics Pty Ltd is incorporated in Australia and has the same financial year as Opthea Limited.

(2) Opthea Limited is the ultimate parent entity. Opthea US Inc was incorporated in the United States in May 2021 and has the same financial year as Opthea Limited.

Summary of Trading Transactions with Related Parties

During the year, group entities entered into the following transactions with related parties who are not members of the Group.

	Consolidated
	Purchase of Service
	2023	2022	2021
Launch Tx - Ocelot	—	—	—
Launch	900,000	—	—

Purchase of services assisting Opthea with the management and oversight of trials under the Service Agreement with Launch Tx.

	Consolidated
	Amounts owed to related parties
	2023	2022	2021
Launch Tx - Ocelot	85,660,000	—	—
Launch	—	—	—